Derivative warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative warrant liabilities [Abstract]
Disclosure of derivative warrant liabilities

	December 28, 2016 Warrants		February 14, 2014 Warrants		Total
	# of warrants (in thousands)	$	# of warrants (in thousands)	$	# of warrants (in thousands)	$
Balance at January 1, 2018	3,523	8,948	1,738	2,845	5,261	11,793
Revaluation of derivative warrant liability	—	6,527	—	3,427	—	9,954
Balance at December 31, 2018	3,523	15,475	1,738	6,272	5,261	21,747

Balance at January 1, 2017	6,388	7,405	3,748	1,733	10,136	9,138
Conversion to equity (common shares) upon exercise of warrants	(2,865)	(12,421)	(2,010)	(8,848)	(4,875)	(21,269)
Revaluation of derivative warrant liability upon exercise of warrants	—	(3,844)	—	(1,013)	—	(4,857)
Revaluation of derivative warrant liability	—	17,808	—	10,973	—	28,781
Balance at December 31, 2017	3,523	8,948	1,738	2,845	5,261	11,793

Disclosure of the estimated fair value of the derivative warrant liability
The following assumptions were used to estimate the fair value of the derivative warrant liability on December 31, 2018 and December 31, 2017.

	2018	2017
Annualized volatility	45%	48%
Risk-free interest rate	2.56%	1.76%
Life of warrants in years	0.12	1.12
Dividend rate	0.0%	0.0%
Market price	6.82	4.53
Fair value per Warrant	3.61	1.64
The following assumptions were used to estimate the fair value of the derivative warrant liability on December 31, 2018 and December 31, 2017.

	2018	2017
Annualized volatility	55%	55%
Risk-free interest rate	2.45%	2.08%
Life of warrants in years	2.99	3.99
Dividend rate	0.0%	0.0%
Market price	6.82	4.53
Fair value per Warrant	4.39	2.54